Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of operating segments

Half-year to 30 June 2026	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	5,138	1,838	149	7,125
Other income	1,408	530	782	2,720
Total income	6,546	2,368	931	9,845
Operating expenses	(3,762)	(1,139)	(776)	(5,677)
Impairment charge	(565)	(47)	–	(612)
Profit before tax	2,219	1,182	155	3,556

External income (expense)	8,337	1,653	(145)	9,845
Inter-segment (expense) income	(1,791)	715	1,076	–
Segment income	6,546	2,368	931	9,845

Half-year to 30 June 2025	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,710	1,623	213	6,546
Other income	1,251	544	494	2,289
Total income	5,961	2,167	707	8,835
Operating expenses	(3,715)	(1,156)	(764)	(5,635)
Impairment charge	(342)	(99)	(1)	(442)
Profit before tax	1,904	912	(58)	2,758

External income	7,348	1,431	56	8,835
Inter-segment (expense) income	(1,387)	736	651	–
Segment income	5,961	2,167	707	8,835

	Retail £m	Commercial Banking £m	Other £m	Total £m
At 30 June 2026
External assets	409,956	89,608	156,815	656,379
External liabilities	328,916	149,389	135,176	613,481

At 31 December 2025
External assets	404,828	83,410	143,097	631,335
External liabilities	331,241	143,244	114,870	589,355